Stockholders' Equity (Deficit) - Schedule of Stock-Based Compensation Expense Recognized (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee share-based compensation expense	$ 1,344	$ 255	$ 244
Employee [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee share-based compensation expense	421	40	30
Employee [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee share-based compensation expense	703	111	75
Non-Employee [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee share-based compensation expense	216	39	43
Non-Employee [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Employee share-based compensation expense	$ 4	$ 65	$ 96